Oak Ridge Dynamic Small Cap Fund
Oak Ridge International Small Cap Fund
Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated November 24, 2015, to the
Prospectus dated September 30, 2015 and Summary Prospectus dated October 5, 2015

Effective December 1, 2015, the Class A Shares of the Oak Ridge Dynamic Small Cap Fund and Oak Ridge International Small Cap Fund will be available to investors for investment.

Oak Ridge Dynamic Small Cap Fund

Accordingly, the first paragraph under the heading “Purchase and Sale of Fund Shares” on page 6 of the Prospectus and Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares
Currently, the Fund offers Class A Shares and Class I Shares. To purchase shares of the Fund, you must invest at least the minimum amount.

Oak Ridge International Small Cap Fund

In addition, the first paragraph under the heading “Purchase and Sale of Fund Shares” on page 11 of the Prospectus and page 5 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Purchase and Sale of Fund Shares
Currently, the Fund offers Class A Shares and Class I Shares. To purchase shares of the Fund, you must invest at least the minimum amount.

Oak Ridge Dynamic Small Cap Fund and Oak Ridge International Small Cap Fund

In addition, the first and second sentences of the fourth paragraph under the heading “YOUR ACCOUNT WITH THE FUNDS – Buying Fund Shares” on page 24 of the Prospectus are deleted in their entirety and replaced with the following:

The Funds currently offer two classes of shares: Class A Shares and Class I Shares.

Please file this Supplement with your records.

Oak Ridge Dynamic Small Cap Fund
Oak Ridge International Small Cap Fund
Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated November 24, 2015, to the
Statement of Additional Information dated September 30, 2015

Effective December 1, 2015, the Class A Shares of the Oak Ridge Dynamic Small Cap Fund and Oak Ridge International Small Cap Fund will be available to investors for investment.

Accordingly, the fourth paragraph under the heading “THE TRUST AND THE FUNDS” on page 2 of the Statement of Additional Information is hereby deleted in its entirety and is replaced with the following:

Each Fund currently offers two classes of shares: Class A and Class I. Other classes may be established from time to time in accordance with the provisions of the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”). The classes of shares offered for each Fund generally are identical to one another in all respects except that each class of shares is subject to its own distribution and shareholder service expenses and minimum investments. Each class of shares also has exclusive voting rights with respect to its distribution fees.

In addition, the second paragraph under the heading “GENERAL INFORMATION” on page 63 of the Statement of Additional Information is hereby deleted in its entirety and is replaced with the following:

The Trust may offer more than one class of shares of any series. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. With respect to the Dynamic Small Cap Fund and the International Small Cap Fund, the Trust currently offers Class A and Class I. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.

Please file this Supplement with your records.